GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Long-lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment	$ 391	$ 439
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment	270	282
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment	$ 121	$ 157